Document and Entity Information	Feb. 04, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 04, 2025
Entity Registrant Name	EIDP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-00815
Entity Tax Identification Number	51-0014090
Entity Address Address Line 1	9330 Zionsville Road
Entity Address City Or Town	Indianapolis
Entity Address State Or Province	IN
Entity Address Postal Zip Code	46268
City Area Code	833
Local Phone Number	267-8382
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000030554
Other Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	974 Centre Road
Entity Address City Or Town	Wilmington
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19805
3.50 Series Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	$3.50 Series Preferred Stock
Trading Symbol	CTAPrA
Security Exchange Name	NYSE
4.50 Series Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	$4.50 Series Preferred Stock
Trading Symbol	CTAPrB
Security Exchange Name	NYSE